Lease liabilities - Summary of Lease Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Presentation of leases for lessee [abstract]
Lease liabilities	₨ 2,999	$ 40	₨ 1,782	₨ 1,387
Lease liabilities	₨ 455	$ 6	₨ 330	₨ 259